Summary of Significant Accounting Policies - Schedule of Company's Level 3 Assets and Liabilities (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Company's Level 3 Assets and Liabilities [Abstract]
Beginning balance, Other investments
Beginning balance, Convertible notes
Additions / issuances, Other investments	23,000,000
Additions / issuances, Convertible notes	19,575,000
Gains (losses) included in earnings, Other investments	23,437,041
Gains (losses) included in earnings, Convertible notes	7,539
Foreign currency translation, Other investments	(275,779)
Foreign currency translation, Convertible notes
Ending balance, Other investments	46,161,262
Ending balance, Convertible notes	$ 19,567,461